Taxes payable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 397	R$ 367
Taxes and contributions payable and taxes payable in installments, current	328	312
Taxes and contributions payable and taxes payable in installments, non-current	69	55
Taxes Payable In Installments [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	38	109
Taxes Payable In Installments P E R T [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	116	110
I P I [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	54
I C M S 1 [Member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	178	130
Others [member]
IfrsStatementLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 11	R$ 18